UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  09/30/04



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  11/16/04

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   40

                                        -------


Form 13F Information Table Value Total:  $112,022
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    26956   337082 SH       SOLE                   337082
ADOBE SYSTEMS                  COM              00724F101     2529    51127 SH       SOLE                    51127
AMERICAN EXPRESS CO COM        COM              025816109     2563    49802 SH       SOLE                    49802
AMERICAN INTL GROUP COM        COM              026874107     2630    38683 SH       SOLE                    38683
AMGEN INC COM                  COM              031162100     2337    41140 SH       SOLE                    41140
APPLE COMPUTER                 COM              037833100     2076    53585 SH       SOLE                    53585
ATS MED INC COM                COM              002083103      182    50000 SH       SOLE                    50000
AUTODESK INC                   COM                            1990    40925 SH       SOLE                    40925
CBL & ASSOC PPTYS INC          COM              124830100      280     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     6485   358303 SH       SOLE                   358303
CITIGROUP INC COM              COM              172967101     4237    96034 SH       SOLE                    96034
DELL COMPUTER CORP COM         COM              247025109     1745    49025 SH       SOLE                    49025
DNA PRINT GENOMICS INC         COM              23324q103        1    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     2270    24690 SH       SOLE                    24690
EXXON MOBIL CORP.              COM              30231G102      713    14760 SH       SOLE                    14760
FUEL CELL ENERGY INC.          COM              35952H106      402    39225 SH       SOLE                    39225
GENENTECH INC                  COM              368710406     1862    35515 SH       SOLE                    35515
GENERAL ELEC CO COM            COM              369604103     3602   107264 SH       SOLE                   107264
GOLDMAN SACHS GROUP INC        COM                            2650    28425 SH       SOLE                    28425
HOME DEPOT INC COM             COM              437076102     1273    32481 SH       SOLE                    32481
INTEL CORP COM                 COM              458140100     3239   161457 SH       SOLE                   161457
JOHNSON & JOHNSON COM          COM              478160104     3047    54100 SH       SOLE                    54100
JUNIPER NETWORKS INC.          COM              48203r104     1789    75825 SH       SOLE                    75825
KEYCORP NEW COM                COM              493267108      379    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     3211    61860 SH       SOLE                    61860
MICROSOFT CORP COM             COM              594918104     6873   248575 SH       SOLE                   248575
PFIZER INC COM                 COM              717081103     1167    38135 SH       SOLE                    38135
PNC BANK CORP.                 COM              693475105      541    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      842    15552 SH       SOLE                    15552
QUALCOMM INC COM               COM              747525103     3174    81307 SH       SOLE                    81307
RESEARCH IN MOTION LTD         COM                            3189    41780 SH       SOLE                    41780
SLM                            COM              90390U102     2027    45459 SH       SOLE                    45459
ST JUDE MED INC COM            COM              790849103     2056    27311 SH       SOLE                    27311
SYMANTEC CORP COM              COM              871503108     2886    52590 SH       SOLE                    52590
TARGET CORP.                   COM              87612E106     1088    24050 SH       SOLE                    24050
TEXAS INSTRUMENTS              COM              882508104     1653    77678 SH       SOLE                    77678
UMPQUA HOLDINGS CORP           COM              umpq           226    10005 SH       SOLE                    10005
VERIZON COMMUNICAITONS         COM              92343v104     2794    70944 SH       SOLE                    70944
WAL MART STORES INC COM        COM              931142103     2963    55697 SH       SOLE                    55697
ZIMMER HLDGS INC COM           COM              98956P102     2091    26450 SH       SOLE                    26450